Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Detail) - Interest rate risk [Member] - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 9,670,779	¥ 9,345,733
Carrying amounts, Assets	119,950	121,920
Carrying amounts, Liabilities	353,293	420,524
Interest rate option [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	206,846	207,847
Carrying amounts, Liabilities	¥ 32,623	¥ 34,926